ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2025
ORGANIZATION
Schedule of major subsidiaries and consolidated VIEs (inclusive of the VIEs' subsidiaries)

As of December 31, 2025, the details of the Company’s major subsidiaries and consolidated VIEs (inclusive of the VIEs’ subsidiaries) are as follows:

	Date of		Percentage of
	incorporation or	Place of	direct or indirect
Name	acquisition	incorporation	economic ownership
Subsidiaries
Beike Group (Cayman) Limited	August 6, 2018	Cayman Islands	100%
Beike Finance Holdings (Cayman) Limited	August 14, 2018	Cayman Islands	100%
Beike Fintech Holdings (Cayman) Limited	August 14, 2018	Cayman Islands	100%
Beike Investments (Cayman) Limited	August 6, 2018	Cayman Islands	100%
Shengdu Co., Ltd.	October 13, 2021	Cayman Islands	100%
Beike Investments (BVI) Limited	July 12, 2018	BVI	100%
Beike Group (BVI) Limited	July 12, 2018	BVI	100%
Beike Fintech Holdings (BVI) Limited	August 15, 2018	BVI	100%
Sharehome HK International Limited	December 16, 2016	Hong Kong	100%
Beike Kestone Holdings (Hong Kong) Limited	August 13, 2018	Hong Kong	100%
Shengdu (Hong Kong) Company Limited	November 8, 2021	Hong Kong	100%
Shanghai Beike Investment Holdings Group Co., Ltd.	June 6, 2019	PRC	100%
Beixi (Tianjin) Technology Co., Ltd.	November 21, 2019	PRC	100%
Beike (Tianjin) Investment Co., Ltd.	September 29, 2018	PRC	100%
Beihan (Tianjin) Technology Co., Ltd.	November 27, 2019	PRC	100%
Lianjia (Tianjin) Enterprise Management Co., Ltd.	August 13, 2018	PRC	100%
Beijing Lianjia Zhidi Real Estate Brokerage Co., Ltd.	July 25, 2005	PRC	100%
Beijing Lianjia Gaoce Real Estate Brokerage Co., Ltd.	September 20, 2016	PRC	100%
Beijing Haichuan Xingye Real Estate Management Consulting Co., Ltd.	April 19, 2007	PRC	100%
Deyou Real Estate Agency Co., Ltd.	September 5, 2002	PRC	100%
Shanghai Xiaoheng Internet Technology Co., Ltd.	October 30, 2017	PRC	100%
Shanghai Deyou Property Consulting Co., Ltd.	April 16, 2014	PRC	100%
Sichuan Lianjia Real Estate Brokerage Co., Ltd.	December 30, 2009	PRC	100%
Ningbo Fangjianghu Internet Technology Co., Ltd.	July 17, 2018	PRC	100%
Tianjin Haibei Information Technology Co., Ltd.	September 14, 2018	PRC	100%
Beike Zhaofang (Beijing) Technology Co., Ltd.	August 3, 2015	PRC	100%
Beike Zhaofang Technology Co., Ltd.	November 21, 2017	PRC	100%
Beike Technology Co., Ltd.	June 28, 2017	PRC	100%
Shanghai Haibi Technology Co., Ltd.	October 25, 2018	PRC	100%
Deyou (Tianjin) Real Estate Brokerage Service Co., Ltd.	October 16, 2017	PRC	100%
Shanghai Huibeiju Technology Co., Ltd.	October 27, 2022	PRC	100%
Shanghai Chenhaibei Internet Technology Co., Ltd.	January 16, 2020	PRC	100%
Beijing Beike Jiaju Technology Co., Ltd.	September 28, 2016	PRC	100%
Qingdao Shengjia Huazhang Enterprise Management Co., Ltd.	December 9, 2021	PRC	100%
Beike Meijia Technology (Zhejiang) Co., Ltd.	November 21, 2022	PRC	100%
Beijing Beiwoo Decoration Co., Ltd.	January 5, 2022	PRC	100%
Shengdu Home Renovation Co., Ltd.	April 20, 2022	PRC	100%
Beijing Meichen Information Consulting Co., Ltd.	September 6, 2016	PRC	100%
Beijing Xinfu Housing Rental Co., Ltd.	September 5, 2013	PRC	100%
Tianjin Haibei Technology Service Co., Ltd.	July 14, 2017	PRC	100%
Beike Meijia Zhijia Technology (Zhejiang) Co., Ltd.	June 24, 2024	PRC	100%
Shanghai Shengyi Investment Management Co., Ltd.	November 28, 2013	PRC	100%
Beike Meijia Supply Chain Management (Zhejiang) Co., Ltd.	December 29, 2022	PRC	100%
Beike Shengdu (Zhejiang) Architectural Decoration Engineering Co., Ltd.	July 31, 2017	PRC	100%
Consolidated VIEs
Beijing Lianjia Real Estate Brokerage Co., Ltd. (“Beijing Lianjia”) (i)	September 30, 2001	PRC	100%
Beijing Yiju Taihe Technology Co., Ltd. (“Yiju Taihe”)	July 23, 2010	PRC	100%
Tianjin Xiaowu Information & Technology Co., Ltd. (“Tianjin Xiaowu”)	November 14, 2017	PRC	100%
Subsidiaries of VIEs
Beijing Zhongrongxin Financing Guarantee Co., Ltd.	November 10, 2006	PRC	100%
Beijing Ehomepay Technologies Co., Ltd.	August 8, 2013	PRC	100%
(i)

The Company has 30% direct shareholding in Beijing Lianjia through one of its wholly owned PRC subsidiaries. The Company depends on a series of contractual arrangements to provide its subsidiary with a “controlling financial interest” in the VIEs, as defined in FASB Accounting Standards Codification (“ASC”) 810, Consolidation (“ASC 810”).

Schedule of financial positions of the businesses that currently constitute the VIE entities and the operation results for the years

	As of December 31,
	2024	2025
	RMB	RMB

	(in thousands)
ASSETS
Current assets
Cash and cash equivalents	1,739,264	1,201,262
Restricted cash	5,202,757	5,605,542
Short‑term investments	—	593,183
Financing receivables, net	2,812,597	1,353,682
Accounts receivable, net	31,061	37,795
Amounts due from and prepayments to related parties	335,704	338,044
Prepayments, receivables and other assets	188,222	179,706
Amounts due from non‑VIE subsidiaries of the Group	1,584,119	1,718,105
Total current assets	11,893,724	11,027,319
Non-current assets
Property and equipment, net	65,468	58,878
Right‑of‑use assets	650	485
Long‑term investments, net	2,436,087	2,599,369
Intangible assets, net	19,782	13,463
Goodwill	7,522	7,522
Other non‑current assets	44,594	124,813
Total non‑current assets	2,574,103	2,804,530
TOTAL ASSETS	14,467,827	13,831,849

LIABILITIES
Current liabilities
Accounts payable	66,266	57,987
Amounts due to related parties	322	463
Employee compensation and welfare payable	374,213	411,090
Customer deposits payable	4,141,792	3,369,240
Income taxes payable	35,277	34,984
Lease liabilities current portion	369	198
Contract liabilities and deferred revenue	2,785	2,990
Accrued expenses and other current liabilities	210,085	109,199
Amounts due to non‑VIE subsidiaries of the Group	6,888,426	6,911,139
Total current liabilities	11,719,535	10,897,290
Non-current liabilities
Deferred tax liabilities	2,374	1,679
Lease liabilities non‑current portion	452	146
Total non‑current liabilities	2,826	1,825
TOTAL LIABILITIES	11,722,361	10,899,115

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

	(in thousands)
Total net revenues from third party	595,498	764,160	891,657
Total net revenues from non-VIE subsidiaries of the Group	263,430	363,013	415,938
Total net revenues	858,928	1,127,173	1,307,595
Net income	194,948	252,990	187,269

	For the Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB

	(in thousands)
Net cash provided by operating activities	1,890,990	2,893,547	314,122
Net cash provided by (used in) investing activities	(193,772)	(3,791,134)	762,889
Net cash provided by (used in) financing activities	(1,212,136)	1,673,754	(1,212,228)
Net increase (decrease) in cash, cash equivalents and restricted cash	485,082	776,167	(135,217)